Comprehensive Income (Loss) Note [Text Block] (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]

The following table presents changes, net of tax, in each component of accumulated other comprehensive income (loss).

($ in millions)	Unrealized (losses) gains on investment securities (a)	Translation adjustments and net investment hedges (b)	Cash flow hedges (b)	Defined benefit pension plans	Accumulated other comprehensive income (loss)
Balance at January 1, 2011	$(26)	$416	$6	$(137)	$259
2011 net change	(88)	(64)	—	(20)	(172)

Balance at December 31, 2011	(114)	352	6	(157)	87
2012 net change	190	16	(4)	22	224

Balance at December 31, 2012	76	368	2	(135)	311
2013 net change	(345)	(303)	3	58	(587)

Balance at December 31, 2013	$(269)	$65	$5	$(77)	$(276)

(a)	Represents the after-tax difference between the fair value and amortized cost of our available-for-sale securities portfolio.

(b)	For additional information on derivative instruments and hedging activities, refer to Note 21.

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]

The following table presents the before- and after-tax changes in each component of accumulated other comprehensive income (loss).

December 31, ($ in millions)	Before Tax		Tax Effect		After Tax
2013
Unrealized losses on investment securities
Net unrealized losses arising during the period	$(333)		$174		$(159)
Less: Net realized gains reclassified to income from continuing operations	180	(a)	(2	)(b)	178
Less: Net realized gains reclassified to income from discontinued operations, net of tax	10		(2)		8

Net change	(523)		178		(345)
Translation adjustments
Net unrealized losses arising during the period	(104)		24		(80)
Less: Net realized gains reclassified to income from discontinued operations, net of tax	337		92		429

Net change	(441)		(68)		(509)
Net investment hedges (c)
Net unrealized gains arising during the period	59		22		37
Less: Net realized losses reclassified to income from discontinued operations, net of tax	(250)		81		(169)

Net change	309		(103)		206
Cash flow hedges (c)
Net unrealized losses arising during the period	(1)		—		(1)
Less: Net realized losses reclassified to income from continuing operations	(7	)(d)	3	(b)	(4)

Net change	6		(3)		3
Defined benefit pension plans
Net unrealized gains arising during the period	26		(8)		18
Less: Net losses reclassified to income from continuing operations	(2	)(e)	—	(b)	(2)
Less: Net losses reclassified to income from discontinued operations, net of tax	(49)		11		(38)

Net change	77		(19)		58

Other comprehensive loss	$(572)		$(15)		$(587)

(a)	Includes gains reclassified to other gain on investments, net in our Consolidated Statement of Income.

(b)	Includes amounts reclassified to income tax (benefit) expense from continuing operations in our Consolidated Statement of Income.

(c)	For additional information on derivative instruments and hedging activities, refer to Note 21.

(d)	Includes losses reclassified to interest on long-term debt in our Consolidated Statement of Income.

(e)	Includes losses reclassified to compensation and benefits expense in our Consolidated Statement of Income.